SCHEDULE OF EARNINGS PER SHARE (Details) (Parenthetical)	Apr. 11, 2024	Mar. 09, 2024	Jun. 17, 2020
Accounting Policies [Abstract]
Reverse stock split, description	1-for-10	1-for-10	1-for-3 shares